NET (LOSS) GAIN ON EQUITY SECURITIES - Summary of Net (loss) gain on equity securities (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
NET (LOSS) GAIN ON EQUITY SECURITIES
Unrealized gain on equity securities still held at the reporting date				¥ 45,804,034
Net realized (loss) gain on equity securities during the period	¥ 24,093,019	$ 3,393,431	¥ (9,810,585)	(58,795,556)
Net (loss) gains on equity securities	¥ 24,093,019	$ 3,393,431	¥ (9,810,585)	¥ (12,991,522)